Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Net income (loss) per share

	Years Ended December 31
	2021			2020
	Net income	Weighted average common shares (000's)	Net income per share	Net loss	Weighted average common shares (000's)	Net loss per share
Net income (loss) - basic	$1,613,600	563,674	$2.86	$(2,438,964)	560,657	$(4.35)
Dilutive effect of share awards	—	7,936	—	—	—	—
Net income (loss) - diluted	$1,613,600	571,610	$2.82	$(2,438,964)	560,657	$(4.35)